Derivative financial and operating assets and liabilities - Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ 353	€ 98	€ 32
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	(6)	2	0
Tax expense	(99)	5	8
Total recognized in the Consolidated Income Statement	179	(127)	(20)
Cash flow hedges | Currency risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(111)	(82)	6
Cash flow hedges | Currency risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	(86)	0
Cash flow hedges | Currency risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(10)	20	0
Cash flow hedges | Interest rate risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	(2)	0
Cash flow hedges | Interest rate risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(59)	(6)	0
Cash flow hedges | Commodity price risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ 464	€ 18	€ (34)